Corporate information - Narrative (Details)			8 Months Ended	12 Months Ended
	Nov. 16, 2023 BRL (R$) item	May 05, 2023 BRL (R$) item	Sep. 30, 2023 BRL (R$) shares	Dec. 31, 2023 BRL (R$) state company Center	Dec. 31, 2022 BRL (R$) Center	Dec. 31, 2021 BRL (R$)
Corporate information
Number of campuses in which the company operates | company				8
Number of states in which the company operates | state				2
Number of learning centers | Center				2,499	2,170
Amount of changes in equity				R$ 7,275,000	R$ 26,020,000	R$ 7,810,000
Notional amount				R$ 1,000,000.00
Bonds Maturing Between May 2025 and May 2028
Corporate information
Notional amount		R$ 190,000,000
Number of bonds issued | item		190,000
Bonds Maturing Between November 2028 and November 2030
Corporate information
Notional amount	R$ 500,000,000
Number of bonds issued | item	500,000
Stock Options Program
Corporate information
Reversal of liabilities			R$ (12,155,000)
Share options | shares			138,986
Reserve in equity			R$ 2,321,000
Amount of changes in equity			5,083,000
Exercise price			R$ 10,396,000